UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	August 14, 2001


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	31

Form 13F Information Table Value Total:	313,274



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
A.S.V. INC.                     COM   001963107      2512    186080 SH         SOLE          SOLE
ABBOTT LABORATORIES, INC.       COM   002824100       288      5998 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     41362       596 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      4308      1873 SH         SOLE          SOLE
BIOPURE CORPORATION             COM   09065H105       356     13500 SH         SOLE          SOLE
CPI CORP.                       COM   125902106      3609    147300 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5633    125174 SH         SOLE          SOLE
COMCAST CORPORATION             COM   200300101     15346    353600 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     14308    348290 SH         SOLE          SOLE
CRAWFORD & CO CLASS A           COM   224633206       129     10291 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     35179    509840 SH         SOLE          SOLE
FEDEX CORPORATION               COM   31428X106     17464    434435 SH         SOLE          SOLE
FIRST NAT'L BANKSHARES INC.     COM   32110J108       464     28137 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103      1338     27300 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     31629    489987 SH         SOLE          SOLE
HILLENBRAND INDUSTRIES, INC.    COM   431573104      3875     67855 SH         SOLE          SOLE
HOME DEPOT INC.                 COM   437076102       353      7470 SH         SOLE          SOLE
LIBERTY MEDIA - A               COM   87924V507      8337    476700 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     29423    149737 SH         SOLE          SOLE
MCGRAW-HILL, INC.			  COM   580645109	    13698    207080 SH	       SOLE	     	   SOLE
NORFOLK SOUTHERN CORP.          COM   655844108       217     10470 SH         SOLE          SOLE
RADIOSHACK CORP.			  COM   750438103       690     22625 SH	       SOLE          SOLE
ROGERS COMMUNICATIONS, CLASS B  COM   775109200      4225    278870 SH         SOLE          SOLE
SERVICEMASTER COMPANY           COM   817615107     25736   2144663 SH         SOLE          SOLE
TORCHMARK CORP.                 COM   891027104       217      5400 SH         SOLE          SOLE
TRIZEC HAHN CORP.               COM   896938107     19819   1089559 SH         SOLE          SOLE
VIVENDI UNIVERSAL - SP ADR      COM   92851S204      5390     92928 SH         SOLE          SOLE
WACHOVIA CORP.                  COM   929771103       307      4320 SH         SOLE          SOLE
WASHINGTON POST CO. B           COM   939640108       700      1220 SH         SOLE          SOLE
WELLS FARGO                     COM   949740104     24936    537070 SH         SOLE          SOLE
WESCO FINANCIAL                 COM   950817106      1426      4100 SH         SOLE          SOLE
                                                   313274